                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended: March 31, 2004
           Check here if Amendment [_]: Amendment Number:_____________

                        This Amendment (Check only one.):
                                      [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Peter Homans

Address:            One International Place
                    29/th/ Floor
                    Boston, Massachusetts 02110

Form 13F File Number: 28-06051
                     ----------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:  Peter Homans

Title:              Institutional Manager

Phone:              (617) 856-8875

Signature, Place, and Date of Signing:

/s/  Peter Homans
--------------------------------------------------------------------------------
(Signature)

Boston, Massachusetts
--------------------------------------------------------------------------------
(City, State)

April 5, 2004
--------------------------------------------------------------------------------
(Date)


Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[_]  13F NOTICE.

[_]  13F COMBINATION REPORT.

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Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      22

Form 13F Information Table Value Total:  $7,613 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                       2

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                                    FORM 13F

                                              Name of Reporting Manager  Peter Homans
                                                                         -----------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                          Item 5:
                                                         Shares or
          Item 1:       Item 2:     Item 3:  Item 4:     PRN Amt.      Item 6:  Investment Discretion    Item 7:        Item 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                              (b)
                                              Fair                          Shared-   - Defined    (c)
                         Title      CUSIP    Market     SH      Put/  (a)   Another  Person Other Shared  Other    (a)    (b)   (c)
Name of Issuer         of Class     number   Value    or PRN    Call  Sole  Mnger. / Than Manager -Other Managers  Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC             COMM      01642T108    480  30,000 sh                             X              none    30,000
AMYLIN PHARMACEUTICALS
  INC                    COMM      032346108    355  15,000 sh                             X              none    15,000
ANDREW CORP              COMM      034425108    350  20,000 sh                             X              none    20,000
ASCENTIAL SOFTWARE
  CORP                   COMM      04362P207    436  20,000 sh                             X              none    20,000
CAREMARK RX INC          COMM      141705103    732  22,000 sh                             X              none    22,000
CREE RESEARCH INC        COMM      225447101    356  16,000 sh                             X              none    16,000
CITRIX SYS INC           COMM      177376100    432  20,000 sh                             X              none    20,000
HYPERION SOLUTIONS
  CORP                   COMM      44914M104    652  15,720 sh                             X              none    15,720
INTEGRATED DEVICE
  TECHNOLOGY             COMM      458118106    225  15,000 sh                             X              none    15,000
KYPHON INC               COMM      501577100    239  10,000 sh                             X              none    10,000
MICRON TECHNOLOGY INC    COMM      595112103    668  40,000 sh                             X              none    40,000
NETEGRITY INC            COMM      64110P107     85  10,000 sh                             X              none    10,000
NETFLIX COM INC          COMM      64110L106    341  10,000 sh                             X              none    10,000
NEKTAR THERAPEUTICS      COMM      640268108    430  20,000 sh                             X              none    20,000
OPSWARE INC              COMM      68383A101    302  40,000 sh                             X              none    40,000
OMNIVISION TECHNOLOGIES
  INC                    COMM      682128103    226   8,260 sh                             X              none     8,260
CALL SILICON LABORATO
  APR 50.00              CALL      8269194DJ     31      80 sh  Call                       X              none        80
CALL CABOT MICROELECT
  APR 40.00              CALL      12709P4DH     15      50 sh  Call                       X              none        50
CALDERA INTERNATIONAL
  INC                    COMM      78403A106    172  20,000 sh                             X              none    20,000
SILICON LABORATORIES
  INC                    COMM      826919102    264   5,000 sh                             X              none     5,000
SEMICONDUCTOR HOLDRS
  TR                     DEP RPCT  816636203    395  10,000 sh                             X              none    10,000
SANDISK CORP             COMM      80004C101    425  15,000 sh                             X              none    15,000
                                              7,613